Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
Common Stocks - 98.3%
Aerospace & Defense - 1.3%
Howmet Aerospace, Inc. *	1,423	$45,721
Huntington Ingalls Industries, Inc.	152	31,289
Northrop Grumman Corp.	411	133,016
Teledyne Technologies, Inc. *	358	148,087
		358,113
Air Freight & Logistics - 1.2%
Deutsche Post AG	2,967	162,918
FedEx Corp.	98	27,836
United Parcel Service, Inc., Class B	768	130,552
		321,306
Auto Components - 1.0%
Aisin Seiki Co. Ltd.	500	19,004
Gentex Corp.	401	14,304
Linamar Corp.	1,100	64,844
Magna International, Inc.	1,100	96,868
Martinrea International, Inc.	1,600	15,620
Sumitomo Electric Industries Ltd.	3,500	52,516
Toyo Tire Corp.	900	15,947
		279,103
Automobiles - 1.7%
Ford Motor Co. *	11,375	139,344
General Motors Co. *	765	43,957
Tesla, Inc. *	254	169,654
Toyota Motor Corp.	1,300	101,365
		454,320
Banks - 3.8%
Banco Bilbao Vizcaya Argentaria SA	13,671	71,115
Banco Santander SA *	3,994	13,599
Barclays PLC	1,701	4,363
BNP Paribas SA *	694	42,316
Commonwealth Bank of Australia	1,346	88,268
DBS Group Holdings Ltd.	7,063	151,343
First Republic Bank	496	82,708
KeyCorp	2,183	43,616
Lloyds Banking Group PLC *	67,452	39,585
Mitsubishi UFJ Financial Group, Inc.	14,800	79,250
National Bank of Canada	1,900	129,055
Sumitomo Mitsui Financial Group, Inc.	400	14,505
UniCredit SpA *	2,389	25,307
Wells Fargo & Co.	4,453	173,979
Western Alliance Bancorp	603	56,947
Zions Bancorp NA	288	15,829
		1,031,785
Beverages - 0.4%
Constellation Brands, Inc., Class A	135	30,780
Monster Beverage Corp. *	745	67,862
		98,642
Biotechnology - 0.9%
AbbVie, Inc.	167	18,073
Biogen, Inc. *	225	62,944

	Shares/ Principal	Fair Value

Biotechnology (continued)
Moderna, Inc. *	46	$6,023
Vertex Pharmaceuticals, Inc. *	784	168,474
		255,514
Building Products - 0.0%†
Lennox International, Inc.	13	4,051

Capital Markets - 1.6%
Bank of New York Mellon Corp. (The)	838	39,629
CI Financial Corp.	700	10,109
CME Group, Inc.	309	63,107
Evercore, Inc., Class A	176	23,186
Interactive Brokers Group, Inc., Class A	293	21,401
State Street Corp.	1,855	155,838
UBS Group AG	8,821	137,168
		450,438
Chemicals - 2.2%
Axalta Coating Systems Ltd. *	4,346	128,555
Celanese Corp.	1,095	164,042
International Flavors & Fragrances, Inc.	20	2,792
Mosaic Co. (The)	281	8,882
Sherwin-Williams Co. (The)	308	227,307
Tessenderlo Group SA *	622	27,377
Tosoh Corp.	1,600	30,668
		589,623
Commercial Services & Supplies - 0.2%
Cintas Corp.	146	49,831

Construction & Engineering - 0.3%
Morgan Sindall Group PLC	2,655	64,691
Taisei Corp.	500	19,321
		84,012
Construction Materials - 0.3%
Taiheiyo Cement Corp.	2,200	57,957
Vulcan Materials Co.	110	18,562
		76,519
Consumer Finance - 1.6%
Ally Financial, Inc.	3,191	144,265
Capital One Financial Corp.	1,312	166,926
Synchrony Financial	3,409	138,610
		449,801
Diversified Financial Services - 1.4%
Jefferies Financial Group, Inc.	5,351	161,065
ORIX Corp.	7,600	128,478
Voya Financial, Inc.	1,330	84,641
		374,184
Diversified Telecommunication - 0.3%
Nippon Telegraph & Telephone Corp.	3,500	90,018

Electric Utilities - 0.5%
Chubu Electric Power Co., Inc.	700	9,027
CLP Holdings Ltd.	1,500	14,567
Enel SpA	3,384	33,779

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Electric Utilities (continued)
Entergy Corp.	655	$65,153
Iberdrola SA	713	9,205
		131,731
Electrical Equipment - 1.4%
AMETEK, Inc.	709	90,561
Mitsubishi Electric Corp.	3,400	51,892
Schneider Electric SE	1,563	239,268
		381,721
Electronic Equipment, Instruments & Components - 0.4%
Dolby Laboratories, Inc., Class A	342	33,762
Omron Corp.	400	31,276
TE Connectivity Ltd.	317	40,928
		105,966
Energy Equipment & Services - 0.3%
Baker Hughes Co.	565	12,210
Halliburton Co.	525	11,266
Schlumberger NV	1,569	42,661
Worley Ltd.	398	3,180
		69,317
Entertainment - 3.3%
Activision Blizzard, Inc.	1,915	178,095
DeNA Co. Ltd.	1,800	35,218
Electronic Arts, Inc.	371	50,222
Koei Tecmo Holdings Co. Ltd.	1,820	81,777
Konami Holdings Corp.	700	41,747
Lions Gate Entertainment Corp., Class B *	813	10,488
Netflix, Inc. *	91	47,471
Nintendo Co. Ltd.	200	111,873
Roku, Inc. *	43	14,008
Take-Two Interactive Software, Inc. *	147	25,975
Walt Disney Co. (The) *	1,697	313,130
		910,004
Equity Real Estate Investment - 3.1%
AvalonBay Communities, Inc.	865	159,601
Camden Property Trust	162	17,805
Duke Realty Corp.	95	3,983
Equity LifeStyle Properties, Inc.	2,312	147,136
Extra Space Storage, Inc.	172	22,799
First Industrial Realty Trust, Inc.	520	23,811
Gecina SA	31	4,277
Goodman Group	4,586	63,292
Healthcare Trust of America, Inc., Class A	155	4,275
Highwoods Properties, Inc.	768	32,978
Invitation Homes, Inc.	3,859	123,449
Prologis, Inc.	1,749	185,394
SBA Communications Corp.	107	29,698
Sun Communities, Inc.	45	6,752

	Shares/ Principal	Fair Value

Equity Real Estate Investment (continued)
VEREIT, Inc.	745	$28,772
		854,022
Food & Staples Retailing - 2.6%
Alimentation Couche-Tard, Inc., Class B	3,300	106,390
Costco Wholesale Corp.	663	233,694
Kesko Oyj, Class B	1,078	33,043
Koninklijke Ahold Delhaize NV	3,164	88,318
Walmart, Inc.	1,775	241,098
		702,543
Food Products - 0.0%†
Orkla ASA	577	5,667

Gas Utilities - 0.3%
Superior Plus Corp.	7,500	84,855

Health Care Equipment & Supplies - 3.0%
Align Technology, Inc. *	15	8,123
Becton Dickinson and Co.	93	22,613
Cooper Cos., Inc. (The)	135	51,852
Danaher Corp.	659	148,328
Edwards Lifesciences Corp. *	1,382	115,590
Fisher & Paykel Healthcare Corp. Ltd.	457	10,274
Hologic, Inc. *	1,523	113,281
Hoya Corp.	200	23,538
Medtronic PLC	1,405	165,973
Quidel Corp. *	107	13,689
West Pharmaceutical Services, Inc.	507	142,862
		816,123
Health Care Providers & Services - 2.5%
Anthem, Inc.	618	221,831
Cardinal Health, Inc.	60	3,645
Centene Corp. *	1,160	74,136
Chemed Corp.	26	11,955
Cigna Corp.	162	39,162
HCA Healthcare, Inc.	928	174,780
Universal Health Services, Inc., Class B	1,206	160,868
		686,377
Health Care Technology - 0.1%
M3, Inc.	200	13,703

Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc. *	94	133,557
Galaxy Entertainment Group Ltd. *	2,000	18,008
		151,565
Household Durables - 1.4%
DR Horton, Inc.	1,018	90,724
JVCKenwood Corp.	4,400	8,760
Panasonic Corp.	4,600	59,259
Sony Corp.	2,200	230,851
		389,594

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp. (The)	1,917	$51,395

Industrial Conglomerates - 0.2%
General Electric Co.	1,208	15,861
Melrose Industries PLC *	12,256	28,222
		44,083
Insurance - 5.2%
AIA Group Ltd.	19,200	232,886
Allianz SE	204	52,040
American Financial Group, Inc./OH	302	34,458
Aon PLC, Class A	789	181,557
Arch Capital Group Ltd. *	4,180	160,387
Chubb Ltd.	825	130,325
First American Financial Corp.	1,073	60,785
Globe Life, Inc.	144	13,915
Legal & General Group PLC	7,871	30,309
Manulife Financial Corp., Class Common Subscription Receipt	2,100	45,163
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	494	152,465
Old Republic International Corp.	480	10,483
Primerica, Inc.	752	111,161
Sun Life Financial, Inc.	1,000	50,531
W R Berkley Corp.	2,158	162,605
		1,429,070
Interactive Media & Services - 4.9%
Alphabet, Inc., Class A *	112	231,002
Alphabet, Inc., Class C *	248	513,020
Facebook, Inc., Class A *	1,798	529,565
Pinterest, Inc., Class A *	704	52,117
Scout24 AG (a)	88	6,692
Zillow Group, Inc., Class C *	118	15,298
		1,347,694
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. *	260	804,461
Etsy, Inc. *	251	50,619
Wayfair, Inc., Class A *	176	55,396
		910,476
IT Services - 5.4%
Accenture PLC, Class A	119	32,874
Fidelity National Information Services, Inc.	1,305	183,496
Fujitsu Ltd.	1,100	159,276
Gartner, Inc. *	213	38,883
Global Payments, Inc.	552	111,272
International Business Machines Corp.	1,606	214,016
NEC Corp.	1,200	70,805
NTT Data Corp.	4,400	68,210
PayPal Holdings, Inc. *	1,178	286,066
VeriSign, Inc. *	621	123,430

	Shares/ Principal	Fair Value

IT Services (continued)
Visa, Inc., Class A	140	$29,642
Western Union Co. (The)	6,028	148,650
		1,466,620
Life Sciences Tools & Services - 2.3%
Eurofins Scientific Se *	930	89,093
Gerresheimer AG	56	5,575
IQVIA Holdings, Inc. *	359	69,337
Lonza Group AG	214	120,148
Mettler-Toledo International, Inc. *	125	144,461
Sartorius Stedim Biotech	65	26,830
Tecan Group AG	95	42,334
Thermo Fisher Scientific, Inc.	318	145,129
		642,907
Machinery - 2.7%
CNH Industrial NV *	9,103	141,170
Ebara Corp.	3,000	122,579
Illinois Tool Works, Inc.	179	39,652
NGK Insulators Ltd.	1,500	27,475
Parker-Hannifin Corp.	569	179,480
Techtronic Industries Co. Ltd.	5,500	94,090
Volvo AB, Class B *	5,420	137,361
		741,807
Marine - 0.8%
AP Moller - Maersk A/S, Class A	17	37,101
AP Moller - Maersk A/S, Class B	24	55,885
Kuehne + Nagel International AG	119	34,101
Nippon Yusen KK	1,200	40,995
Stolt-Nielsen Ltd.	3,272	48,373
		216,455
Media - 1.6%
Charter Communications, Inc., Class A *	190	117,234
Dentsu Group, Inc.	1,300	41,765
News Corp., Class A	2,573	65,431
Nexstar Media Group, Inc., Class A	355	49,853
Omnicom Group, Inc.	1,742	129,169
Publicis Groupe SA	497	30,398
		433,850
Metals & Mining - 2.8%
Anglo American PLC	2,333	91,495
Aurubis AG	54	4,483
Barrick Gold Corp.	500	9,918
BHP Group PLC	5,017	144,980
Fortescue Metals Group Ltd.	9,916	150,975
Hitachi Metals Ltd. *	5,200	85,741
Mitsubishi Materials Corp.	800	18,708
Norsk Hydro ASA	2,262	14,511
Rio Tinto Ltd.	516	43,526
Rio Tinto PLC, ADR	2,723	211,441
		775,778

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Multiline Retail - 1.3%
Target Corp.	1,197	$237,090
Tokmanni Group Corp.	1,174	27,596
Wesfarmers Ltd.	2,022	81,115
		345,801
Multi-Utilities - 0.6%
MDU Resources Group, Inc.	2,295	72,545
National Grid PLC	728	8,678
Sempra Energy	712	94,397
		175,620
Oil, Gas & Consumable Fuels - 2.4%
Diamondback Energy, Inc.	215	15,800
ENEOS Holdings, Inc.	27,500	124,833
EOG Resources, Inc.	2,392	173,492
Hess Corp.	2,044	144,633
Inpex Corp.	13,300	90,994
Lundin Energy AB	1,973	62,112
Royal Dutch Shell PLC, Class A	1,194	23,576
Royal Dutch Shell PLC, Class B, ADR	478	17,605
Tourmaline Oil Corp., Class Common Subscription Receipt	700	13,322
		666,367
Personal Products - 0.7%
Estee Lauder Cos, Inc. (The), Class A	643	187,016

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	202	12,752
Johnson & Johnson	2,247	369,295
Merck & Co., Inc.	2,949	227,338
Novo Nordisk A/S, Class B	65	4,414
Pfizer, Inc.	608	22,028
Takeda Pharmaceutical Co. Ltd.	2,900	104,584
Zoetis, Inc.	1,162	182,992
		923,403
Professional Services - 0.0%†
Randstad NV	55	3,877

Real Estate Management & Development - 0.2%
Daiwa House Industry Co. Ltd.	2,000	58,661

Road & Rail - 1.1%
AMERCO	32	19,603
Canadian Pacific Railway Ltd.	100	38,191
Old Dominion Freight Line, Inc.	730	175,499
Union Pacific Corp.	369	81,331
		314,624
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. *	560	43,960
Applied Materials, Inc.	2,058	274,949
Asm International NV	68	19,820
ASML Holding NV	292	177,428

	Shares/ Principal	Fair Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	1,237	$79,168
KLA Corp.	183	60,463
Lam Research Corp.	190	113,096
Micron Technology, Inc. *	386	34,049
NXP Semiconductors NV	747	150,401
STMicroelectronics NV *	2,022	77,283
Texas Instruments, Inc.	769	145,333
Tokyo Electron Ltd.	200	84,688
Tokyo Seimitsu Co. Ltd.	400	18,244
		1,278,882
Software - 6.0%
Dassault Systemes SE	49	10,504
DocuSign, Inc. *	206	41,705
Fair Isaac Corp. *	11	5,346
Microsoft Corp.	4,506	1,062,380
Oracle Corp.	2,520	176,828
salesforce.com, Inc. *	743	157,419
ServiceNow, Inc. *	188	94,021
Trade Desk, Inc. (The), Class A *	142	92,536
		1,640,739
Specialty Retail - 1.7%
Chow Tai Fook Jewellery Group Ltd.	61,200	93,519
Dick's Sporting Goods, Inc.	85	6,473
JB Hi-Fi Ltd.	1,011	39,872
L Brands, Inc. *	1,537	95,079
Nitori Holdings Co. Ltd.	200	38,778
TJX Cos., Inc. (The)	756	50,009
Yamada Holdings Co. Ltd.	26,800	144,793
		468,523
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	9,451	1,154,440
Brother Industries Ltd.	1,700	37,677
Konica Minolta, Inc.	3,500	19,005
Ricoh Co. Ltd.	1,200	12,206
Western Digital Corp.	963	64,280
		1,287,608
Textiles, Apparel & Luxury Goods - 0.4%
Hermes International	68	75,445
Kering SA	13	8,993
NIKE, Inc., Class B	182	24,186
Tapestry, Inc. *	210	8,654
		117,278
Thrifts & Mortgage Finance - 0.0%†
Paragon Banking Group PLC	1,030	6,503

Tobacco - 1.8%
British American Tobacco PLC	2,378	91,013
Japan Tobacco, Inc.	2,600	50,000
Philip Morris International, Inc.	2,520	223,625

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Tobacco (continued)
Swedish Match AB	1,674	$130,942
		495,580
Trading Companies & Distributors - 1.7%
Air Lease Corp.	1,438	70,462
ITOCHU Corp.	700	22,723
Mitsui & Co. Ltd.	7,200	149,995
Rexel SA *	535	10,626
Sojitz Corp.	23,500	66,353
Sumitomo Corp.	9,900	141,288
		461,447
Wireless Telecommunication Services - 0.5%
SoftBank Group Corp.	1,600	135,095

Total Common Stocks (Cost - $21,674,433)		26,897,607
Preferred Stocks - 0.6%
Automobiles - 0.4%
Volkswagen AG	380	106,562

Road & Rail - 0.2%
Sixt SE	737	57,602

Total Preferred Stocks (Cost - $151,965)		164,164
Short-Term Investments - 0.3%
Money Market Funds - 0.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(b) (Cost - $69,550)	69,550	69,550

Total Investments - 99.2% (Cost - $21,895,948)		$27,131,321
Other Assets Less Liabilities - Net 0.8%		227,913
Total Net Assets - 100.0%		$27,359,234

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2021, these securities amounted to $6,692 or 0.0% of net assets.
(b)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
PLC	-	Public Limited Company